UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTICE OF INTENTION TO REDEEM SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-22974

Eagle Point Credit Company Inc.

(Name of Registrant)

600 Steamboat Road, Suite 202

Greenwich, CT 06830

(Address of Principal Executive Offices)

The undersigned hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Eagle Point Credit Company Inc. (the “Company”) to be redeemed:

7.75% Series B Term Preferred Stock due 2026 (CUSIP: 269809 307) (the “Series B Preferred Stock”)

6.75% notes due 2027 (CUSIP: 269809 406) (the “2027 Notes”)

6.6875% notes due 2028 (CUSIP: 269809 505) (the “2028 Notes”)

(2)	Date on which the securities are to be redeemed:

The Series B Preferred Stock will be redeemed on February 28, 2022.

The 2027 Notes will be redeemed on February 14, 2022.

The 2028 Notes will be redeemed on February 14, 2022.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Series B Preferred Stock are to be redeemed pursuant to Section 5.3 of the Company’s Certificate of Designation of the Series B Preferred Stock of the Company, as amended (the “Certificate of Designation”).

The 2027 Notes are to be redeemed pursuant to the provisions of Article Eleven of the indenture, dated as of December 4, 2015 (the “Base Indenture”), the Company and American Stock Transfer & Trust Company, LLC, in its capacity as trustee (in such capacity, the “Trustee”), and Section 1.01(h) of the second supplemental indenture, dated August 8, 2017 (the “Second Supplemental Indenture” and, together with the Base Indenture, the “2027 Indenture”).

The 2028 Notes are to redeemed pursuant to the provisions of Article Eleven of the Base Indenture and Section 1.01(h) of the third supplemental indenture, dated April 24, 2018 (the “Third Supplemental Indenture” and, together with the Base Indenture, the “2028 Indenture”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem all of the outstanding Series B Preferred Stock (1,078,382 shares of Series B Preferred Stock) pursuant to the terms of the Certificate of Designation.

The Company will redeem all of the outstanding aggregate principal amount of the 2027 Notes ($28,887,200 aggregate principal amount) pursuant to the terms of the 2027 Indenture.

The Company will redeem 50% of the outstanding aggregate principal amount of the 2028 Notes ($32,423,775 aggregate principal amount or 1,296,951 notes) pursuant to the terms of the 2028 Indenture. The Depository Trust Company will determine the allocations of this partial redemption of the outstanding aggregate principal amount of the 2028 Notes by lottery among each participant account.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 14th day of January 2022.

EAGLE POINT CREDIT COMPANY INC.

By:	/s/ Kenneth P. Onorio
	Name:	Kenneth P. Onorio
	Title:	Chief Financial Officer